January 19, 2017

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


                 Re: Guggenheim Defined Portfolios, Series 1556
                              File No. 333-215018
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Ladies and Gentlemen:

      In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post-Effective Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on January 18, 2017.

                                              GUGGENHEIM FUNDS DISTRIBUTORS, LLC


                                                                 BY: /S/ AMY LEE
                                                                 ---------------
                                                    Vice President and Secretary